Segment Reporting (Details) - Schedule of Segment Operating Performance Measure - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Segment Reporting Information [Line Items]
Revenues	$ 2,883,418	$ 765,094	$ 358,515
Cost of revenues	(5,621,730)	(450,310)
General and administrative expenses	(39,470,964)	(10,408,530)
Other (expenses) income	(54,597,879)	(3,253,358)
Net income (loss) from continuing operations before income taxes	(96,807,155)	(13,347,104)
Tea shop chains [Member]
Segment Reporting Information [Line Items]
Revenues	1,091,752	765,094
Cost of revenues	(627,170)	(450,310)
General and administrative expenses	(1,066,234)	(1,809,435)
Other (expenses) income	(308,854)	(283,111)
Net income (loss) from continuing operations before income taxes	(910,506)	(1,761,389)
Blockchain business [Member]
Segment Reporting Information [Line Items]
Revenues	1,773,684
Cost of revenues	(4,994,560)
General and administrative expenses	(33,821,941)	(2,976,619)
Other (expenses) income	(56,886,565)	(2,560,131)
Net income (loss) from continuing operations before income taxes	(93,929,382)	(5,536,750)
Unallocated [Member]
Segment Reporting Information [Line Items]
Revenues	17,982
Cost of revenues
General and administrative expenses	(4,582,789)	(5,622,476)
Other (expenses) income	2,597,540	(410,116)
Net income (loss) from continuing operations before income taxes	$ (1,967,267)	$ (6,032,592)